SHAREHOLDERS’ EQUITY (Details) - USD ($)														1 Months Ended	6 Months Ended		12 Months Ended
		May 28, 2026	Apr. 09, 2026	Mar. 31, 2026	Mar. 25, 2026	Feb. 26, 2026	Feb. 13, 2026	Jan. 30, 2026	Nov. 19, 2025	Jul. 31, 2025	Jul. 28, 2025	May 20, 2024	Dec. 14, 2022	Jun. 25, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jul. 09, 2026	Dec. 31, 2025	Sep. 08, 2025	Aug. 19, 2025	Jul. 25, 2025
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)															500,000,000
Ordinary shares par value (in Dollars per share)															$ 0.00001
Voting rights description															Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof.
Overallotment option days													45 days
Aggregate purchase price															$ 7,341,684
Warrant issuance term												3 years
Total consideration																					$ 440,000
Authorized share capital, value					$ 220,000,000
Net settlement proceeds															7,480,734	$ 0
Additional paid-in capital															$ 35,337,857				$ 27,857,132
Net income tax rate															10.00%
Capital reserve															50.00%
Reserved amount															$ 1,244,717				$ 1,244,717
Reverse Stock Split [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Description of reverse stock split					As a result of the reverse stock split, every ten issued Class A ordinary shares with a par value of US$0.022 each were combined into one issued Class A ordinary share with a par value of US$0.22 each, and every ten issued Class B ordinary shares with a par value of US$0.022 each were combined into one issued Class B ordinary share with a par value of US$0.22 each. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share.
Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Additional paid-in capital																		$ 236,531
Subsequent Event [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)																		$ 0.00001
Increase in Authorized Share Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.022
Aggregate purchase price									$ 220,000,000
Authorized share capital, value									$ 50,000
Authorized share capital (in Shares)									2,272,727.27
Increase in Authorized Share Capital One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Authorized share capital (in Shares)									10,000,000,000
Maximum [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)																		5,000,000,000
Authorized share capital amount																		$ 50,000
Maximum [Member] | Subsequent Event [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)																		5,000,000,000
Minimum [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)																		1,000,000,000
Authorized share capital amount																		$ 10,000
Minimum [Member] | Subsequent Event [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)																		1,000,000,000
IPO [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Offering													$ 10,646,322
Shares par value (in Dollars per share)													$ 1,200
Additional paid in capital													$ 10,645,122
Additional shares (in Shares)													450,000
Professional fees													$ 1,061,170
Private Placement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.8
Gross proceeds			$ 400,000
Purchase Agreement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Generating gross proceeds										$ 7,000,000	$ 3,000,000
Exercise price (in Dollars per share)										$ 0.0001												$ 0.0001
Price per share (in Dollars per share)										0.065												0.098
September 2025 Sales Agreement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of shares (in Shares)						142,824	145,580	2,394,786
Gross proceeds						$ 185,128.47									6,689,957.41
Offering costs from proceeds totaled						$ 9,911.89	$ 32,205.53	$ 417,647.13
Placement agent commission percent						4.00%	4.00%	4.00%
Placement agent commission						$ 7,405.14	$ 8,647.28	$ 251,545.88
Legal fees						2,500	23,538	165,000
Clearing fees						6.75	20.25	101.25
Test wire fee								1,000
Net cash proceeds received						$ 175,216.58	183,976.49	5,870,999.79							6,230,192.86
Direct offering settlement amount															459,764.55
March 2026 Sales Agreement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Price per share (in Dollars per share)														$ 3.46
Sale of shares (in Shares)				1,247,456
Gross proceeds															881,153.71
Offering costs from proceeds totaled				$ 58,773.45
Placement agent commission percent				4.00%
Placement agent commission				$ 28,746.45
Legal fees				30,000
Clearing fees				27										$ 6,567.19
Net cash proceeds received				659,887.91
Generating total gross proceeds														162,492.35
Commissions amount														6,499.69
Clearing fees														67.5
Net settlement proceeds														$ 155,925.16
Subscription of Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Price per share (in Dollars per share)		$ 3.09
Aggregate consideration		$ 139,050
Total offering-related costs															$ 630,481
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)	[1]														450,000,000				450,000,000
Ordinary shares par value (in Dollars per share)					$ 0.22
Ordinary shares issued (in Shares)	[1]														1,026,101				85,406
Ordinary shares outstanding (in Shares)	[1]														1,026,101				85,406
Shares increased (in Shares)													300
Additional paid-in capital increased													$ 9,584,612
Exercised warrants on cashless basis shares issued (in Shares)																	22,588,235
Authorized share capital (in Shares)					900,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Aggregate purchase price	[2]														$ 9
Class A Ordinary Shares [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)																		4,500,000,000
Reduction value per share of common stock (in Dollars per share)																		$ 0.21999
Class A Ordinary Shares [Member] | Increase in Authorized Share Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares issued (in Shares)									2,045,454.54
Class A Ordinary Shares [Member] | Increase in Authorized Share Capital One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.022
Ordinary shares issued (in Shares)									9,000,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares outstanding (in Shares)																				187,892,786
Class A Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)																		0.22
Class A Ordinary Shares [Member] | Minimum [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares outstanding (in Shares)																				854,059
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)																		$ 0.00001
Class A Ordinary Shares [Member] | IPO [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)													$ 4
Ordinary shares issued (in Shares)													3,000,000
Generating gross proceeds													$ 12,000,000
Class A Ordinary Shares [Member] | Private Placement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.0001
Ordinary shares issued (in Shares)												16,000,000
Warrants to purchase an aggregate of shares (in Shares)												32,000,000
Exercise price (in Dollars per share)												$ 0.5
Aggregate purchase price												$ 8,000,000
Shares issued (in Shares)			500,000
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)										$ 0.0001												$ 0.0001
Ordinary shares issued (in Shares)										32,155,921												12,396,000
Class A Ordinary Shares [Member] | Purchase Agreement [Member] | Pre-Funded Warrants[Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrants to purchase an aggregate of shares (in Shares)										75,536,386												18,216,246
Exercise price (in Dollars per share)										$ 0.065												$ 0.098
Class A Ordinary Shares [Member] | September 2025 Sales Agreement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Gross proceeds							$ 216,182.02	$ 6,288,646.92
Shares issued (in Shares)															2,683,190
Class A Ordinary Shares [Member] | March 2026 Sales Agreement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Gross proceeds				$ 718,661.36
Shares issued (in Shares)															1,294,409
Aggregate number of shares (in Shares)														46,953
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)	[1]														50,000,000				50,000,000
Ordinary shares par value (in Dollars per share)					$ 0.22
Ordinary shares issued (in Shares)	[1]														49,091				4,091
Ordinary shares outstanding (in Shares)	[1]														49,091				4,091
Purchased shares (in Shares)																					8,000,000
Consideration of per share (in Dollars per share)																					$ 0.055
Authorized share capital (in Shares)					100,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Subscription letter to subscribe shares (in Shares)	[2]														45,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares authorized (in Shares)																		500,000,000
Reduction value per share of common stock (in Dollars per share)																		$ 0.21999
Class B Ordinary Shares [Member] | Increase in Authorized Share Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares issued (in Shares)									227,272.73
Class B Ordinary Shares [Member] | Increase in Authorized Share Capital One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares issued (in Shares)									1,000,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares outstanding (in Shares)																				9,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)																		0.22
Class B Ordinary Shares [Member] | Minimum [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares outstanding (in Shares)																				40,910
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares par value (in Dollars per share)																		$ 0.00001
Class B Ordinary Shares [Member] | Subscription of Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.22
Subscription letter to subscribe shares (in Shares)		45,000

[1]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.
[2]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.